Condensed Financial Information Parent Company Only (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interest on junior subordinated debentures	$ 573,603	$ 393,105
Income tax expense	3,135,326	2,983,088
Net income	13,739,940	13,138,338
Parent Company [Member]
Bank subsidiary distributions	5,124,000	4,291,000
Dividends on Capital Trust	17,225	11,805
Total income	5,141,225	4,302,805
Interest on junior subordinated debentures	573,603	393,105
Administrative and other	509,409	501,749
Total expense	1,083,012	894,854
Income before applicable income tax benefit and equity in undistributed net income of subsidiary	4,058,213	3,407,951
Income before equity in undistributed net income of subsidiary	4,282,029	3,593,390
Equity in undistributed net income of subsidiary	9,457,911	9,544,948
Income tax expense	223,816	185,439
Net income	$ 13,739,940	$ 13,138,338